Note 6 - Short-term investments (Details Textual) - US Treasury Bill Securities [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Owned, Balance, Principal Amount	$ 19,394	$ 18,591
Investment Owned, Cost	$ 19,226	$ 18,389